Leases (Details) - USD ($)			12 Months Ended
	Jun. 30, 2024	Jul. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Right-of-use assets term		3 years		2 years 6 months
Monthly rental		$ 2,250	$ 1,542	$ 31,342	$ 29,865
Right-of-use assets renewed term	3 years
Monthly rental		$ 2,250
Purchased security equipment cost			166,227	109,814
Finance lease arrangements amounting			$ 130,324	$ 78,871
Interest rate			2.99%	3.48%
Weighted average borrowing rate			2.25%	2.25%	2.25%